PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed balance sheets (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Jun. 30, 2022 CNY (¥)	Mar. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 $ / shares	Sep. 30, 2021 CNY (¥)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	May 17, 2019 $ / shares
Current assets:
Cash and cash equivalents	¥ 3,534,304	$ 512,426			¥ 6,477,636				¥ 4,806,023
Prepaid expenses and other current assets	1,077,719	156,256			1,044,007
Other current assets	52,325	7,587			88,507
Total current assets	6,037,054	875,293			8,383,350
Non-current assets:
Other non-current assets	327,744	47,518			163,926
Total non-current assets	4,443,343	644,223			3,929,140
Total assets	10,480,397	1,519,516			12,312,490
Current liabilities:
Accrued expenses and other current liabilities	1,375,425	199,418			1,322,006
Convertible senior notes | ¥					2,931,396
Payable for equity litigants settlement	33,796	4,900			1,350,257
Total current liabilities	2,828,836	410,144			6,591,633
Total liabilities	3,853,110	558,650			7,166,693
Mezzanine equity:
Convertible senior preferred shares (US$0.000002 par value; 307,692,307 and 307,692,307 shares authorized as of December 31, 2021 and 2022, respectively; 295,384,615 and 307,692,307 issued and outstanding as of December 31, 2021 and 2022, respectively)	1,578,040	228,794			1,514,660
Shareholders' equity:
Additional paid-in capital	16,037,406	2,325,205			15,037,992
Accumulated deficit	(11,421,145)	(1,655,910)	¥ (11,971,223)	¥ (11,856,516)	(11,876,351)		¥ (12,795,663)	¥ (12,772,154)
Accumulated other comprehensive income	397,304	57,604	413,886	462,983	466,856		414,753	406,917
Total Company's ordinary shareholders' equity	5,049,247	732,072	¥ 4,261,790	¥ 4,324,593	3,631,137		¥ 2,568,027	¥ 2,505,582
Total liabilities and shareholders' equity	10,480,397	1,519,516			12,312,490
Class A ordinary shares
Shareholders' equity:
Shares	¥ 23	$ 3			¥ 21
Mezzanine equity, par value (in US dollars per share) | $ / shares		$ 0.000002				$ 0.000002
Equity, par value (in US dollars per share) | $ / shares										$ 0.000002
Equity, shares authorized (in shares)	19,692,307,693	19,692,307,693			19,692,307,693
Equity, shares issued (in shares)	2,079,801,956	2,079,801,956			1,950,457,380
Equity, shares outstanding (in shares)	2,079,801,956	2,079,801,956			1,950,457,380
Class B ordinary shares
Shareholders' equity:
Shares	¥ 2	$ 0			¥ 2
Mezzanine equity, par value (in US dollars per share) | $ / shares		$ 0.000002				0.000002
Equity, par value (in US dollars per share) | $ / shares										$ 0.000002
Equity, shares authorized (in shares)	5,000,000,000	5,000,000,000			5,000,000,000
Equity, shares issued (in shares)	144,778,552	144,778,552			144,778,552
Equity, shares outstanding (in shares)	144,778,552	144,778,552			144,778,552
Convertible senior preferred shares
Mezzanine equity:
Convertible senior preferred shares (US$0.000002 par value; 307,692,307 and 307,692,307 shares authorized as of December 31, 2021 and 2022, respectively; 295,384,615 and 307,692,307 issued and outstanding as of December 31, 2021 and 2022, respectively)	¥ 1,578,040	$ 228,794			¥ 1,514,660
Shareholders' equity:
Mezzanine equity, par value (in US dollars per share) | $ / shares		$ 0.000002				0.000002
Mezzanine equity, shares authorized (in shares)	307,692,307	307,692,307			307,692,307
Mezzanine equity, shares issued (in shares)	307,692,307	307,692,307			295,384,615
Mezzanine equity, shares outstanding (in shares)	307,692,307	307,692,307			295,384,615
Parent Company | Reportable Legal Entities
Current assets:
Cash and cash equivalents	¥ 214,992	$ 31,171			¥ 3,078,291
Amounts due from subsidiaries	12,534,774	1,817,371			14,354,254
Prepaid expenses and other current assets	6,910	1,002			6,889
Total current assets	12,756,676	1,849,544			17,439,434
Non-current assets:
Investments in subsidiaries and VIE	(5,736,325)	(831,689)			(6,191,904)
Other non-current assets | ¥					6,373
Total non-current assets	(5,736,325)	(831,689)			(6,185,531)
Total assets	7,020,351	1,017,855			11,253,903
Current liabilities:
Amounts due to subsidiaries	247,743	35,919			1,410,584
Accrued expenses and other current liabilities	111,525	16,170			415,869
Convertible senior notes | ¥					2,931,396
Payable for equity litigants settlement	33,796	4,900			1,350,257
Total current liabilities	393,064	56,989			6,108,106
Total liabilities	393,064	56,989			6,108,106
Mezzanine equity:
Convertible senior preferred shares (US$0.000002 par value; 307,692,307 and 307,692,307 shares authorized as of December 31, 2021 and 2022, respectively; 295,384,615 and 307,692,307 issued and outstanding as of December 31, 2021 and 2022, respectively)	1,578,040	228,794			1,514,660
Shareholders' equity:
Additional paid-in capital	16,073,063	2,330,375			15,040,609
Accumulated deficit	(11,421,145)	(1,655,910)			(11,876,351)
Accumulated other comprehensive income	397,304	57,604			466,856
Total Company's ordinary shareholders' equity	5,049,247	732,072			3,631,137
Total liabilities and shareholders' equity	7,020,351	1,017,855			11,253,903
Parent Company | Reportable Legal Entities | Class A ordinary shares
Shareholders' equity:
Shares	¥ 23	$ 3			¥ 21
Equity, par value (in US dollars per share) | $ / shares		$ 0.000002				0.000002
Equity, shares authorized (in shares)	19,692,307,693	19,692,307,693			19,692,307,693
Equity, shares issued (in shares)	2,079,801,956	2,079,801,956			1,950,457,380
Equity, shares outstanding (in shares)	2,079,801,956	2,079,801,956			1,950,457,380
Parent Company | Reportable Legal Entities | Class B ordinary shares
Shareholders' equity:
Shares	¥ 2	$ 0			¥ 2
Equity, par value (in US dollars per share) | $ / shares		$ 0.000002				0.000002
Equity, shares authorized (in shares)	5,000,000,000	5,000,000,000			5,000,000,000
Equity, shares issued (in shares)	144,778,552	144,778,552			144,778,552
Equity, shares outstanding (in shares)	144,778,552	144,778,552			144,778,552
Parent Company | Reportable Legal Entities | Convertible senior preferred shares
Mezzanine equity:
Convertible senior preferred shares (US$0.000002 par value; 307,692,307 and 307,692,307 shares authorized as of December 31, 2021 and 2022, respectively; 295,384,615 and 307,692,307 issued and outstanding as of December 31, 2021 and 2022, respectively)	¥ 1,578,040	$ 228,794			¥ 1,514,660
Shareholders' equity:
Mezzanine equity, par value (in US dollars per share) | $ / shares		$ 0.000002				$ 0.000002
Mezzanine equity, shares authorized (in shares)	307,692,307	307,692,307			307,692,307
Mezzanine equity, shares issued (in shares)	307,692,307	307,692,307			295,384,615
Mezzanine equity, shares outstanding (in shares)	307,692,307	307,692,307			295,384,615